Other Current Assets and Other Noncurrent Assets (Details) - TWD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other Current Assets and Other Noncurrent Assets [Line Items]
Other Assets	$ 12,070,634	$ 13,369,398
Less: current	(6,631,130)	(6,330,283)
Noncurrent	5,439,504	7,039,115
Prepayment for equipment [Member]
Other Current Assets and Other Noncurrent Assets [Line Items]
Other Assets	457,201	463,910
Refundable and overpaid tax [Member]
Other Current Assets and Other Noncurrent Assets [Line Items]
Other Assets	3,291,235	3,015,534
Long-term prepaid rents [Member]
Other Current Assets and Other Noncurrent Assets [Line Items]
Other Assets	1,412,026	1,940,489
Prepayments for purchases [Member]
Other Current Assets and Other Noncurrent Assets [Line Items]
Other Assets	2,053,554	3,360,869
Long-term receivables [Member]
Other Current Assets and Other Noncurrent Assets [Line Items]
Other Assets	1,790,400	1,974,271
Refundable deposits [Member]
Other Current Assets and Other Noncurrent Assets [Line Items]
Other Assets	515,148	133,221
Others [Member]
Other Current Assets and Other Noncurrent Assets [Line Items]
Other Assets	$ 2,551,070	$ 2,481,104